PROVISION FOR INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets

The tax effects of temporary differences that give rise to deferred tax assets are presented below:

	2020	2019
Deferred Tax Assets:
Net operating loss carryforward	$3,225,628	$832,590

Total deferred tax assets	677,382	174,840

Valuation allowance	(677,382)	(174,840)

Deferred tax asset, net of valuation allowance	$—	$—

Schedule of effective tax rate	A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:
Tax benefit at federal statutory rate	(21.0)%	(21.0)%